UNITED STATES
            SECURITIES AND EXCHANGE COMMISSION
                  Washington, D.C. 20549

                        FORM 24F-2
             Annual Notice of Securities Sold
                  Pursuant to Rule 24f-2

1.   Name and address of issuer:

                              The Tocqueville Trust
              1675 Broadway
                            New York, New York 10019

2. The name of each series or class of securities for which this Form is filed (If the Form is being filed for all series and classes of securities of the issuer, check the box but do not list series or classes): [X ]

3.   Investment Company Act File Number:
811-4840

     Securities Act File Number:             33-8746

4(a). Last day of fiscal year for which this Form is filed:

                       October 31, 1999

4(b).    [  ] Check box if this Form is being filed
     late (i.e., more than 90 calendar days after
     the end of the issuer's fiscal year).  (See
     Instruction A.2.)     N/A

     Note:  If the Form is
     being filed late, interest
     must be paid on the
     registration fee due.

4(c).[ ] Check box if this is the last time the issuer will be filing this Form.
     N/A

5. Calculation of registration fee:

     (i) Aggregate sale price of securities sold during the fiscal year pursuant to section 24(f):
     $
     78,180,639
     (ii)Aggregate price of
         securities redeemed
         or repurchased
         during the fiscal
         year:
     $                          74,824,130
                                ----------



     (iii) Aggregate price of securities redeemed or repurchased during any prior fiscal year ending no earlier than October 11, 1995 that were not previously used to reduce registration fees payable to the Commission:
                                $          0
                                  ----------
     (iv)Total available
         redemption credits
         [add Items 5(ii) and
         5(iii)]:                           $ 74,824,130
                                              ----------
     (v) Net sales - if Item 5(i) is greater than Item 5(iv) [subtract Item 5(iv) from Item
         5(i)]:
           $  3,356,509
     (vi)Redemption credits available for use in future years - if Item 5(i) is less than Item 5(iv) [Subtract Item 5(iv) from Item 5(i)]:
     $                                   0
                                ----------
     (vii)    Multiplier for
         determining
         registration fee
         (See Instruction
         C.9):
     X
     0.0264%
     (viii)Registration fee
         due [Multiply Item
         5(v) by Item 5(vii)]
         (enter "0" if no fee
         is due):

         =$ 886.12

6.   Prepaid Shares

     If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before (effective date of rescission of rule 24e-2), then report the amount of securities (number of shares or other units) deducted here: ________. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here :
     -----------.


7. Interest due - if this Form is being filed more than 90 days after the end of the issuer's fiscal year (see Instruction D): + $ N/A

8.   Total of the amount of the registration fee
     due plus any interest due [line 5(viii) plus
     line 7]:
     =                                    $
     886.12


9. Date the registration fee and any interest payment was sent to the Commission's lockbox depository: January 26, 2000

         Method of Delivery:

         [X]  Wire Transfer (CIK# 0000801444)

         [  ] Mail or other means




                                   SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.


By  (Signature and Title) *     /s/ Francois Sicart
                       Francois Sicart, Chairman


Date     January 25, 2000

     *Please print the name and title of the
         signing officer below the signature.